Fair Value Disclosures - FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosure
FAIR VALUE DISCLOSURES

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price).
In determining fair value, Farmer Mac uses various valuation approaches, including market and income based approaches.  The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  When available, the fair value of Farmer Mac's financial instruments is based on quoted market prices, valuation techniques that use observable market-based inputs, or unobservable inputs that are corroborated by market data.  Pricing information obtained from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. Farmer Mac's accounting polices for fair value measurement and a description of the fair value techniques used for instruments measured at fair value is discussed in
Note 2(p).

The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The following three levels are used to classify fair value measurements:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3	Prices or valuations that require unobservable inputs that are significant to the fair value measurement.

Farmer Mac performs a detailed analysis of the assets and liabilities carried at fair value to determine the appropriate level based on the transparency of the inputs used in the valuation techniques.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Farmer Mac's assessment of the significance of a particular input to the fair value measurement of an instrument requires judgment and consideration of factors specific to the instrument.  While Farmer Mac believes its valuation methods are appropriate and consistent with those of other market participants, using different methodologies or assumptions to determine fair value could result in a materially different estimate of fair value for some financial instruments.

The following is a description of the fair value techniques used for instruments measured at fair value as well as the general classification of such instruments pursuant to the valuation hierarchy described above.  Fair value measurements related to financial instruments that are reported at fair value in the consolidated financial statements each period are referred to as recurring fair value measurements.  Fair value measurements related to financial instruments that are not reported at fair value each period but are subject to fair value adjustments in certain circumstances are referred to as nonrecurring fair value measurements.

Recurring Fair Value Measurements and Classification

Available-for-Sale and Trading Investment Securities

The fair value of investments in U.S. Treasuries is based on unadjusted quoted prices in active markets.  Farmer Mac classifies these fair value measurements as level 1.

For a significant portion of Farmer Mac's investment portfolio, including most asset-backed securities, corporate debt securities, senior agency debt securities, Government/GSE guaranteed mortgage-backed securities, municipal bonds, and preferred stock issued by GSEs, fair value is primarily determined using a reputable and nationally recognized third party pricing service.  The prices obtained are non-binding and generally representative of recent market trades.  The fair value of certain asset-backed and Government guaranteed mortgage-backed securities are estimated based on quotations from brokers or dealers. Farmer Mac corroborates its primary valuation source by obtaining a secondary price from another independent third party pricing service.  Farmer Mac classifies these fair value measurements as level 2.

For certain investment securities that are thinly traded or not quoted, Farmer Mac estimates fair value using internally-developed models that employ a discounted cash flow approach.  Farmer Mac maximizes the use of observable market data, including prices of financial instruments with similar maturities and characteristics, interest rate yield curves, measures of volatility and prepayment rates.  Farmer Mac generally considers a market to be thinly traded or not quoted if the following conditions exist: (1) there are few transactions for the financial instruments; (2) the prices in the market are not current; (3) the price quotes vary significantly either over time or among independent pricing services or dealers; or (4) there is limited availability of public market information.  Farmer Mac classifies these fair value measurements as level 3.

Farmer Mac's investment securities include callable, highly rated auction-rate certificates ("ARCs"), the interest rates on which are reset through an auction process, most commonly at intervals of 28 days, or at formula-based floating rates as set forth in the related transaction documents in the event of a failed auction.  These formula-based floating rates, which may at times reset to zero, are intended to preserve the underlying principal balance of the securities and avoid overall cash shortfalls.  Accordingly, payments of accrued interest may also be delayed and are ultimately subject to cash availability. Beginning in mid-February 2008, there were widespread failures of the auction mechanism designed to provide regular liquidity to these types of securities.  Consequently, Farmer Mac has not sold any of its ARCs into the auctions since that time.  All ARCs held by Farmer Mac are collateralized entirely by pools of Federal Family Education Loan Program ("FFELP") guaranteed student loans that are backed by the full faith and credit of the United States.  Farmer Mac continues to believe that the credit quality of these securities is high, based on the underlying collateralization and the securities' ratings.  To date, Farmer Mac has received all interest due on ARCs it holds and expects to continue to do so.

Farmer Mac classifies its estimates of fair value for ARCs as level 3 measurements. Farmer Mac uses unadjusted quotes from a broker specializing in these types of securities to determine the estimated fair value of these investments as of each quarter end. Through discussions with the broker, Farmer Mac gained an understanding of the assumptions underlying the broker quotes and independently benchmarked those quotes against other dealer price indications. Farmer Mac believes the broker quotes are the best indication of fair value as of the measurement date although there is uncertainty regarding the ability to transact at such levels. Considering there is no active secondary market for these securities, although limited observable transactions do occasionally occur, price quotes vary significantly among dealers or independent pricing services, if provided at all, and there is little transparency in the price determination, Farmer Mac believes these measurements are appropriately classified as level 3.

Net transfers in and/or out of the different levels within the fair value hierarchy are based on the fair values of the assets and liabilities as of the beginning of the reporting period.  There were no transfers within the fair value hierarchy for fair value measurements of Farmer Mac's investment securities during 2013, 2012, and 2011.

Available-for-Sale and Trading Farmer Mac Guaranteed Securities and USDA Securities

Farmer Mac estimates the fair value of its Farmer Mac Guaranteed Securities and USDA Securities by discounting the projected cash flows of these instruments at projected interest rates.  The fair values are based on the present value of expected cash flows using management's best estimate of certain key assumptions, which include prepayment speeds, forward yield curves, and discount rates commensurate with the risks involved.  Farmer Mac classifies these fair value measurements as level 3 because there is limited market activity and therefore little or no price transparency.  On a sample basis, Farmer Mac corroborates the fair value of its Farmer Mac Guaranteed Securities and USDA Securities by obtaining a secondary valuation from an independent third party service.

Farmer Mac made no transfers within the fair value hierarchy for fair value measurements of Farmer Mac Guaranteed Securities and USDA Securities during 2013, 2012, and 2011.

Financial Derivatives

The fair value of exchange-traded U.S. Treasury futures is based on unadjusted quoted prices for identical financial instruments.  Farmer Mac classifies these fair value measurements as level 1.

Farmer Mac's derivative portfolio consists primarily of interest rate swaps and forward sales contracts on the debt of other GSEs.  Farmer Mac estimates the fair value of these financial instruments primarily based upon the counterparty valuations.  Farmer Mac internally values its derivative portfolio using a discounted cash flow valuation technique and obtains a secondary valuation for certain interest rate swaps to corroborate the counterparty valuations.  Farmer Mac also regularly reviews the counterparty valuations as part of the collateral exchange process.  Farmer Mac classifies these fair value measurements as level 2.

Certain basis swaps are nonstandard interest rate swap structures and are therefore internally modeled using significant assumptions and unobservable inputs, resulting in level 3 classification.  Farmer Mac uses a discounted cash flow valuation technique, using management's best estimate of certain key assumptions, which include prepayment speeds, forward yield curves, and discount rates commensurate with the risks involved.

During first quarter 2013, Farmer Mac observed an increasing trend in the use of the overnight index swap ("OIS") curve by other market participants to value certain collateralized interest rate swap agreements. As a result, Farmer Mac concluded that the OIS curve was a more appropriate curve to use to discount the cash flows on certain collateralized interest rate swaps effective March 31, 2013. The impact of this change was not significant.

As of December 31, 2013, the consideration of credit risk, Farmer Mac's and the counterparties, resulted in an adjustment of $45,000 to the valuations of Farmer Mac's derivative portfolio. As of December 31, 2012, the consideration of credit risk, Farmer Mac's and the counterparties, resulted in an adjustment of $0.6 million to the valuations of Farmer Mac's derivative portfolio. See Note 2(h) and Note 6 for further information regarding Farmer Mac's derivative portfolio.

Nonrecurring Fair Value Measurements and Classification

Loans Held-for-Sale

Loans held for sale are reported at the lower of cost or fair value in the consolidated balance sheets. Farmer Mac internally models the fair value of loans by discounting the projected cash flows of these instruments at projected interest rates.  The fair values are based on the present value of expected cash flows using management's best estimate of certain key assumptions, which include prepayment speeds, forward yield curves and discount rates commensurate with the risks involved.  The fair values of these instruments are classified as level 3 measurements. As of December 31, 2013, Farmer Mac had no loans classified as held for sale. As of December 31, 2012, Farmer Mac recorded an adjustment of $5.9 million to report loans held for sale at the lower of cost or fair value.

Loans Held for Investment

Certain loans in Farmer Mac's held for investment loan portfolio are measured at fair value when they are determined to be impaired. For these impaired loans, the fair value of the loan generally is based on the fair value of the underlying property, which is determined by recent third-party appraisals. Farmer Mac uses net realizable value (fair value less estimated costs to sell) as a reasonable estimate of fair value and classifies the fair values as level 3 measurements in the tables below.

When recent third-party appraisals are not available, Farmer Mac measures loan impairment in the aggregate in consideration of the similar risk characteristics of the assets and historical statistics, and does not include these impaired loans in the tables below.

Real Estate Owned

Farmer Mac initially records REO properties at net realizable value and subsequently records them at the lower of carrying value or net realizable value. The fair value of the REO generally is based on third-party appraisals. Farmer Mac classifies the REO fair values as level 3 measurements. Farmer Mac uses net realizable value as a reasonable estimate of fair value in the tables below.

Fair Value Classification and Transfers

As of December 31, 2013, Farmer Mac's assets and liabilities recorded at fair value included financial instruments valued at $6.8 billion whose fair values were estimated by management in the absence of readily determinable fair values (i.e., level 3).  These financial instruments measured as level 3 represented 51 percent of total assets and 73 percent of financial instruments measured at fair value as of December 31, 2013. As of December 31, 2012, Farmer Mac's assets and liabilities recorded at fair value included financial instruments valued at $7.1 billion whose fair values were estimated by management in the absence of readily determinable fair values.  These financial instruments measured as level 3 represented 56 percent of total assets and 73 percent of financial instruments measured at fair value as of December 31, 2012.

The following tables present information about Farmer Mac's assets and liabilities measured at fair value on a recurring and nonrecurring basis as of December 31, 2013 and 2012, respectively, and indicate the fair value hierarchy of the valuation techniques used by Farmer Mac to determine such fair value:

Table 13.1

Assets and Liabilities Measured at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$—	$—	$65,285	$65,285
Floating rate asset-backed securities	—	166,104	—	166,104
Floating rate corporate debt securities	—	109,769	—	109,769
Fixed rate corporate debt securities	—	55,141	—	55,141
Floating rate Government/GSE guaranteed mortgage-backed securities	—	621,064	205	621,269
Fixed rate GSE guaranteed mortgage-backed securities	—	8,657	—	8,657
Floating rate GSE subordinated debt	—	63,385	—	63,385
Fixed rate GSE preferred stock	—	83,161	—	83,161
Fixed rate taxable municipal bonds	—	30,681	—	30,681
Fixed rate senior agency debt	—	524,062	—	524,062
Fixed rate U.S. Treasuries	755,633	—	—	755,633
Total available-for-sale	755,633	1,662,024	65,490	2,483,147
Trading:
Floating rate asset-backed securities	—	—	928	928
Total trading	—	—	928	928
Total Investment Securities	755,633	1,662,024	66,418	2,484,075
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	—	—	5,070,366	5,070,366
Farmer Mac Guaranteed USDA Securities	—	—	21,234	21,234
Total Farmer Mac Guaranteed Securities	—	—	5,091,600	5,091,600
USDA Securities:
Available-for-sale	—	—	1,553,669	1,553,669
Trading	—	—	58,344	58,344
Total USDA Securities	—	—	1,612,013	1,612,013
Financial derivatives	—	19,718	—	19,718
Total Assets at fair value	$755,633	$1,681,742	$6,770,031	$9,207,406
Liabilities:
Financial derivatives	$1	$75,472	$235	$75,708
Total Liabilities at fair value	$1	$75,472	$235	$75,708
Nonrecurring:
Assets:
Loans held for investment	$—	$—	$4,420	$4,420
REO	—	—	1,818	1,818
Total Nonrecurring Assets at fair value	$—	$—	$6,238	$6,238

Assets and Liabilities Measured at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$—	$—	$63,159	$63,159
Floating rate asset-backed securities	—	151,044	—	151,044
Fixed rate asset-backed securities	—	6,501	—	6,501
Floating rate corporate debt securities	—	76,763	—	76,763
Fixed rate corporate debt	—	52,416	—	52,416
Floating rate Government/GSE guaranteed mortgage-backed securities	—	712,859	—	712,859
Fixed rate GSE guaranteed mortgage-backed securities	—	2,065	—	2,065
Floating rate GSE subordinated debt	—	57,431	—	57,431
Fixed rate GSE preferred stock	—	87,086	—	87,086
Floating rate senior agency debt	—	50,055	—	50,055
Fixed rate senior agency debt	—	73,114	—	73,114
Fixed rate U.S. Treasuries	1,165,889	—	—	1,165,889
Total available-for-sale	1,165,889	1,269,334	63,159	2,498,382
Trading:
Floating rate asset-backed securities	—	—	1,247	1,247
Total trading	—	—	1,247	1,247
Total Investment Securities	1,165,889	1,269,334	64,406	2,499,629
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	—	—	4,739,577	4,739,577
Farmer Mac Guaranteed USDA Securities	—	—	26,681	26,681
Total Farmer Mac Guaranteed Securities	—	—	4,766,258	4,766,258
USDA Securities:
Available-for-sale	—	—	1,486,595	1,486,595
Trading	—	—	104,188	104,188
Total USDA Securities	—	—	1,590,783	1,590,783
Financial derivatives	—	31,173	—	31,173
Total Assets at fair value	$1,165,889	$1,300,507	$6,421,447	$8,887,843
Liabilities:
Financial derivatives	$12	$149,979	$691	$150,682
Total Liabilities at fair value	$12	$149,979	$691	$150,682
Nonrecurring:
Assets:
Loans held for sale	$—	$—	$657,154	$657,154
Loans held for investment	—	—	8,130	8,130
REO	—	—	1,704	1,704
Total Nonrecurring Assets at fair value	$—	$—	$666,988	$666,988

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis for which Farmer Mac has used significant unobservable inputs to determine fair value. Net transfers in and/or out of level 3 are based on the fair values of the assets and liabilities as of the beginning of the reporting period.

Table 13.2

Level 3 Assets and Liabilities Measured at Fair Value for the Year Ended December 31, 2013
	Beginning Balance	Purchases	Sales	Settlements	Realized and Unrealized Gains/ (Losses) included in Income	Unrealized Losses included in Other Comprehen-sive Income	Ending Balance
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$63,159	$—	$—	$—	$—	$2,126	$65,285
Floating rate Government/GSE guaranteed mortgage-backed securities	—	233	—	(24)	—	(4)	205
Total available-for-sale	63,159	233	—	(24)	—	2,122	65,490
Trading:
Floating rate asset-backed securities (1)	1,247	—	—	(774)	455	—	928
Total trading	1,247	—	—	(774)	455	—	928
Total Investment Securities	64,406	233	—	(798)	455	2,122	66,418
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	4,739,577	1,273,500	—	(844,437)	(18,230)	(80,044)	5,070,366
Farmer Mac Guaranteed USDA Securities	26,681	—	—	(5,214)	—	(233)	21,234
Total Farmer Mac Guaranteed Securities	4,766,258	1,273,500	—	(849,651)	(18,230)	(80,277)	5,091,600
USDA Securities:
Available-for-sale	1,486,595	361,894	—	(234,035)	—	(60,785)	1,553,669
Trading (2)	104,188	—	—	(44,570)	(1,274)	—	58,344
Total USDA Securities	1,590,783	361,894	—	(278,605)	(1,274)	(60,785)	1,612,013
Total Assets at fair value	$6,421,447	$1,635,627	$—	$(1,129,054)	$(19,049)	$(138,940)	$6,770,031
Liabilities:
Financial derivatives (3)	$(691)	$—	$—	$—	$456	$—	$(235)
Total Liabilities at fair value	$(691)	$—	$—	$—	$456	$—	$(235)

(1)	Unrealized gains are attributable to assets still held as of December 31, 2013 and are recorded in "(Losses)/gains on trading assets."

(2)	Includes unrealized losses of $0.5 million attributable to assets still held as of December 31, 2013 that are recorded in "(Losses)/gains on trading assets."

(3)	Unrealized gains are attributable to liabilities still held as of December 31, 2013 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."

Level 3 Assets and Liabilities Measured at Fair Value for the Year Ended December 31, 2012
	Beginning Balance	Purchases	Sales	Settlements	Realized and Unrealized Gains/ (Losses) included in Income	Unrealized Gains/(Losses) included in Other Comprehen-sive Income	Ending Balance
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$60,213	$—	$—	$—	$—	$2,946	$63,159
Total available-for-sale	60,213	—	—	—	—	2,946	63,159
Trading:
Floating rate asset-backed securities (1)	1,796	—	—	(812)	263	—	1,247
Total trading	1,796	—	—	(812)	263	—	1,247
Total Investment Securities	62,009	—	—	(812)	263	2,946	64,406
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	4,253,673	984,406	—	(498,533)	6,388	(6,357)	4,739,577
Farmer Mac Guaranteed USDA Securities	35,599	5,327	(5,327)	(8,907)	—	(11)	26,681
Total Farmer Mac Guaranteed Securities	4,289,272	989,733	(5,327)	(507,440)	6,388	(6,368)	4,766,258
USDA Securities:
Available-for-sale	1,279,546	479,324	—	(256,685)	—	(15,590)	1,486,595
Trading (2)	212,359	—	—	(108,215)	44	—	104,188
Total USDA Securities	1,491,905	479,324	—	(364,900)	44	(15,590)	1,590,783
Total Assets at fair value	$5,843,186	$1,469,057	$(5,327)	$(873,152)	$6,695	$(19,012)	$6,421,447
Liabilities:
Financial derivatives (3)	$(1,335)	$—	$—	$—	$644	$—	$(691)
Total Liabilities at fair value	$(1,335)	$—	$—	$—	$644	$—	$(691)

(1)	Unrealized gains are attributable to assets still held as of December 31, 2012 and are recorded in "(Losses)/gains on trading assets."

(2)	Includes unrealized gains of $0.3 million attributable to assets still held as of December 31, 2012 that are recorded in "(Losses)/gains on trading assets."

(3)	Unrealized gains are attributable to liabilities still held as of December 31, 2012 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."

Level 3 Assets and Liabilities Measured at Fair Value for the Year Ended December 31, 2011
	Beginning Balance	Purchases	Sales	Settlements	Realized and Unrealized Gains/ (Losses) included in Income	Unrealized Gains/(Losses) included in Other Comprehen-sive Income	Ending Balance
	(in thousands)
Recurring:
Assets:
Investment Securities:
Available-for-sale:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$64,335	$—	$—	$—	$—	$(4,122)	$60,213
Total available-for-sale	64,335	—	—	—	—	(4,122)	60,213
Trading:
Floating rate asset-backed securities (1)	1,400	—	—	(822)	1,218	—	1,796
Total trading	1,400	—	—	(822)	1,218	—	1,796
Total Investment Securities	65,735	—	—	(822)	1,218	(4,122)	62,009
Farmer Mac Guaranteed Securities:
Available-for-sale:
AgVantage	2,869,627	1,801,500	—	(478,431)	—	60,977	4,253,673
Farmer Mac Guaranteed USDA Securities	37,637	3,268	(3,268)	(4,334)	—	2,296	35,599
Total Farmer Mac Guaranteed Securities	2,907,264	1,804,768	(3,268)	(482,765)	—	63,273	4,289,272
USDA Securities:
Available-for-sale	1,005,679	404,836	—	(172,785)	—	41,816	1,279,546
Trading (2)	311,765	—	—	(102,525)	3,119	—	212,359
Total USDA Securities	1,317,444	404,836	—	(275,310)	3,119	41,816	1,491,905
Total Assets at fair value	$4,290,443	$2,209,604	$(3,268)	$(758,897)	$4,337	$100,967	$5,843,186
Liabilities:
Financial derivatives (3)	$(3,390)	$—	$—	$—	$2,055	$—	$(1,335)
Total Liabilities at fair value	$(3,390)	$—	$—	$—	$2,055	$—	$(1,335)

(1)	Unrealized gains are attributable to assets still held as of December 31, 2011 and are recorded in "Losses on trading assets."

(2)	Includes unrealized losses of $1.8 million attributable to assets still held as of December 31, 2011 that are recorded in "(Losses)/gains on trading assets."

(3)	Unrealized gains are attributable to liabilities still held as of December 31, 2011 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."

The following tables present additional information about the significant unobservable inputs, such as discount rates and constant prepayment rates ("CPR"), used in the fair value measurements categorized in level 3 of the fair value hierarchy as of December 31, 2013 and 2012.

Table 13.3

	December 31, 2013
Financial Instruments	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted-Average)
	(in thousands)
Assets:
Investment securities:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$65,285	Indicative bids	Range of broker quotes	82.0% - 92.0% (88.1%)
Floating rate asset-backed securities	$928	Discounted cash flow	Discount rate	13.0% - 22.5% (17.7%)
			CPR	10%
Floating rate Government/GSE guaranteed mortgage-backed securities	$205	Discounted cash flow	Discount rate	1.8% - 1.8% (1.8%)
			CPR	6%
Farmer Mac Guaranteed Securities:
AgVantage	$5,070,366	Discounted cash flow	Discount rate	0.9% - 3.6% (1.8%)
Farmer Mac Guaranteed USDA Securities	$21,234	Discounted cash flow	Discount rate	0.9% - 3.2% (1.9%)
			CPR	7% - 14% (11%)
USDA Securities	$1,612,013	Discounted cash flow	Discount rate	1.2% - 5.3% (3.4%)
			CPR	0% - 23% (5%)
Liabilities:
Financial Derivatives:
Basis swaps	$235	Discounted cash flow	Discount rate	0.7% - 2.3% (1.3%)
			CPR	10% - 11% (10%)

	December 31, 2012
Financial Instruments	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted-Average)
	(in thousands)
Assets:
Investment securities:
Floating rate auction-rate certificates backed by Government guaranteed student loans	$63,159	Indicative bids	Range of broker quotes	82.0% - 90.0% (85.0%)
Floating rate asset-backed securities	$1,247	Discounted cash flow	Discount rate	12.4% - 19.7% (16.2%)
			CPR	10%
Farmer Mac Guaranteed Securities:
AgVantage	$4,739,577	Discounted cash flow	Discount rate	0.8% - 3.4% (1.6%)
Farmer Mac Guaranteed USDA Securities	$26,681	Discounted cash flow	Discount rate	1.0% - 3.4% (2.1%)
			CPR	8% - 17% (14%)
USDA Securities	$1,590,783	Discounted cash flow	Discount rate	1.4% - 5.3% (3.4%)
			CPR	0% - 26% (10%)
Liabilities:
Financial Derivatives:
Basis swaps	$691	Discounted cash flow	Discount rate	1.0% - 3.0% (1.7%)
			CPR	11% - 19% (16%)

The significant unobservable inputs used in the fair value measurements of Farmer Mac Guaranteed Securities and USDA Securities are prepayment rates and discount rates commensurate with the risks involved. Typically, significant increases (decreases) in any of these inputs in isolation may result in materially lower (higher) fair value measurements. Generally, in a rising interest rate environment, Farmer Mac would expect average discount rates to increase and would likely expect a corresponding decrease in forecasted prepayment rates. Conversely, in a declining interest rate environment, Farmer Mac would expect average discount rates to decrease and would likely expect a corresponding increase in forecasted prepayment rates. Prepayment rates are not presented in the table above for the Farm & Ranch and Rural Utilities securities structured as AgVantage securities because they generally do not pay down principal based on amortization schedules but instead typically have fixed maturity dates when the secured general obligations are due.

Disclosures on Fair Value of Financial Instruments

The following table sets forth the estimated fair values and carrying values for financial assets, liabilities, and guarantees and commitments as of December 31, 2013 and 2012:

Table 13.4

	December 31, 2013		December 31, 2012
	Fair Value	Carrying Amount	Fair Value	Carrying Amount
	(in thousands)
Financial assets:
Cash and cash equivalents	$749,313	$749,313	$785,564	$785,564
Investment securities	2,484,075	2,484,075	2,499,629	2,499,629
Farmer Mac Guaranteed Securities	5,091,600	5,091,600	4,766,258	4,766,258
USDA Securities	1,612,013	1,612,013	1,590,783	1,590,783
Loans	3,138,932	3,193,248	2,746,742	2,729,774
Financial derivatives	19,718	19,718	31,173	31,173
Guarantee and commitment fees receivable:
LTSPCs	33,807	27,244	27,805	22,863
Farmer Mac Guaranteed Securities	18,470	16,660	20,432	18,926
Financial liabilities:
Notes payable:
Due within one year	7,353,356	7,338,781	6,573,013	6,567,366
Due after one year	4,977,942	5,001,169	5,202,751	5,034,739
Debt securities of consolidated trusts held by third parties	257,512	261,760	164,910	167,621
Financial derivatives	75,708	75,708	150,682	150,682
Guarantee and commitment obligations:
LTSPCs	32,856	26,293	26,896	21,954
Farmer Mac Guaranteed Securities	15,185	13,374	17,354	15,849

The carrying value of cash and cash equivalents is a reasonable estimate of their approximate fair value and is classified as level 1 within the fair value hierarchy. Investment securities primarily are valued based on unadjusted quoted prices in active markets and are classified as level 2 within the fair value hierarchy. Farmer Mac internally models the fair value of its loan portfolio, including loans held for sale, loans held for investment and loans held for investment in consolidated trusts, Farmer Mac Guaranteed Securities, and USDA Securities by discounting the projected cash flows of these instruments at projected interest rates. The fair values are based on the present value of expected cash flows using management's best estimate of certain key assumptions, which include prepayment speeds, forward yield curves and discount rates commensurate with the risks involved. These fair value measurements do not take into consideration the fair value of the underlying property and are classified as level 3 within the fair value hierarchy. Financial derivatives primarily are valued using unadjusted counterparty valuations and are classified as level 2 within the fair value hierarchy. The fair value of the guarantee fees receivable/obligation and debt securities of consolidated trusts are estimated based on the present value of expected future cash flows of the underlying mortgage assets using management's best estimate of certain key assumptions, which include prepayments speeds, forward yield curves, and discount rates commensurate with the risks involved and are classified as level 3 within the fair value hierarchy. Notes payable are valued by discounting the expected cash flows of these instruments using a yield curve derived from market prices observed for similar agency securities and are also classified as level 3 within the fair value hierarchy. Because the cash flows of Farmer Mac's financial instruments may be interest rate path dependent, estimated fair values and projected discount rates for level 3 financial instruments are derived using a Monte Carlo simulation model. Different market assumptions and estimation methodologies could significantly affect estimated fair value amounts.